1 (212) 318-6609

kevinbrown@paulhastings.com

May 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Asset Fund (the “Fund”) File Nos. 033-01719/811-04494

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, that the Prospectus and the Statement of Additional Information for the above referenced Fund do not differ from that contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2025 (Accession #0001829126-25-003171).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown, Esq.
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

R. Savage